Income Taxes - Tax Provision - Current and Deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax expense:
Federal	$ 3,758		$ 53
State	223	$ 113
Total current expense	3,981	113	53
Deferred tax expense (benefit):
Federal	(27,245)	(1,137)	22,140
State	(522)	(1,757)	4,025
Total deferred expense (benefit)	(27,767)	(2,894)	26,165
Total income tax provision (benefit)	$ (23,786)	$ (2,781)	$ 26,218